Summary of Restricted Stock Award Activity (Details) - The Arena Group Holdings Inc [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Subsidiary or Equity Method Investee [Line Items]
Number of Shares, Vested	(684,867)
Restricted Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of Shares, Restricted Stock Awards Outstanding, Beginning balance	194,806
Weighted Average Grant-Fair Value Date, Beginning balance | $ / shares	$ 16.94
Number of Shares, Vested	(97,403)
Weighted Average Grant-Fair Value Date, Vested | $ / shares	$ (16.94)
Number of Shares, Restricted stock awards outstanding, Unvested at Beginning balance	97,403
Weighted Average Grant-Fair Value Date, Ending balance | $ / shares	$ 16.94